Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
U.S. Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.13% , 11/15/27 .................. USD 399,841 $ 420,020,475
5.50% , 08/15/28 .................. 2,873 2,994,910
5.00% , 05/15/37 .................. 49,637 51,641,973
4.38% , 02/15/38 - 08/15/43 ........... 495,499 478,382,571
4.50% , 05/15/38 - 11/15/54 ........... 162,393 155,362,800
3.50% , 02/15/39 .................. 24,637 21,715,030
4.25% , 05/15/39 - 08/15/54 ........... 364,225 334,344,395
1.13% , 05/15/40 - 08/15/40 ........... 255,634 154,002,351
3.88% , 08/15/40 - 05/15/43 ........... 47,337 42,553,477
1.38% , 11/15/40 - 08/15/50 ........... 227,939 131,641,800
1.88% , 02/15/41 - 11/15/51 ........... 1,540,540 879,784,019
4.75% , 02/15/41 - 11/15/53 ........... 128,410 127,583,381
2.25% , 05/15/41 - 02/15/52 ........... 222,173 145,065,258
2.00% , 11/15/41 - 08/15/51 ........... 173,699 99,996,601
3.13% , 11/15/41 - 02/15/43 ........... 141,969 112,583,183
2.38% , 02/15/42 - 05/15/51 ........... 30,352 19,590,097
3.25% , 05/15/42 .................. 5,715 4,664,705
2.75% , 11/15/42 - 11/15/47 ........... 679,593 505,873,923
2.88% , 05/15/43 - 05/15/52 ........... 714,540 521,618,664
3.63% , 08/15/43 - 05/15/53 ........... 228,053 185,489,913
3.75% , 11/15/43 .................. 543,687 469,248,951
3.38% , 05/15/44 - 11/15/48 ........... 121,344 97,564,972
3.00% , 11/15/44 - 08/15/52 ........... 372,927 271,750,897
2.50% , 02/15/46 - 05/15/46 ........... 694,078 474,565,484
1.63% , 11/15/50 .................. 101,720 53,101,071
4.00% , 11/15/52 .................. 216,684 188,633,754
4.13% , 08/15/53 .................. 94,226 83,920,120
4.63% , 05/15/54 .................. 175,683 170,467,799
U.S. Treasury Bonds STRIPS
0.00% , 02/15/29 - 05/15/43
(a)
.......... 196,776 121,333,142
U.S. Treasury Notes
0.25% , 08/31/25 - 10/31/25 ........... 1,196 1,168,845
5.00% , 08/31/25 .................. 1,101 1,104,690
3.00% , 10/31/25 .................. 3,974 3,937,473
2.25% , 11/15/25 - 11/15/27 ........... 1,266,395 1,211,534,889
4.50% , 11/15/25 - 11/15/33 ........... 845,458 848,144,670
0.38% , 11/30/25 - 07/31/27 ........... 148,212 140,051,602
2.88% , 11/30/25 - 05/15/32 ........... 667,682 630,193,616
3.88% , 01/15/26 - 08/15/34 ........... 768,551 740,589,372
1.63% , 02/15/26 - 05/15/31 ........... 1,172,562 1,100,156,093
0.50% , 02/28/26 - 08/31/27 ........... 699,821 663,908,737
2.50% , 02/28/26 - 03/31/27 ........... 87,533 84,988,816
0.75% , 03/31/26 - 01/31/28 ........... 976,389 928,816,268
2.38% , 04/30/26 - 05/15/29 ........... 570,414 532,158,400
3.63% , 05/15/26 - 03/31/30 ........... 593,281 581,214,775
4.13% , 06/15/26 - 11/15/32 ........... 1,358,961 1,348,751,754
0.88% , 06/30/26 - 09/30/26 ........... 338,685 322,110,508
0.63% , 07/31/26 - 08/15/30 ........... 875,318 780,711,467
1.88% , 07/31/26 - 02/15/32 ........... 404,876 356,960,638
1.50% , 08/15/26 - 02/15/30 ........... 698,011 638,740,988
4.38% , 08/15/26 - 05/15/34 ........... 1,105,573 1,104,340,531
4.63% , 09/15/26 - 09/30/30 ........... 687,440 693,096,330
3.50% , 09/30/26 - 02/15/33 ........... 719,510 689,098,179
1.13% , 10/31/26 - 08/31/28 ........... 190,444 179,696,929
2.00% , 11/15/26 .................. 147,869 142,295,417
1.25% , 11/30/26 - 08/15/31 ........... 938,437 849,801,742
4.25% , 11/30/26 - 11/15/34 ........... 965,427 958,982,576
4.00% , 01/15/27 - 02/15/34 ........... 1,579,937 1,553,017,970
2.75% , 04/30/27 - 08/15/32 ........... 1,040,506 984,718,633
2.63% , 05/31/27 - 07/31/29 ........... 1,241,760 1,164,577,200
3.75% , 08/15/27 - 12/31/30 ........... 416,529 406,511,263
1.00% , 07/31/28 .................. 198,480 177,562,070
1.38% , 10/31/28 - 11/15/31 ........... 2,075,067 1,723,848,123
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.13% , 11/15/28 - 08/31/29 ........... USD 1,218,290 $ 1,166,732,470
3.25% , 06/30/29 .................. 3,013 2,883,153
4.88% , 10/31/30 .................. 146,591 150,141,456
3.38% , 05/15/33 .................. 241,108 222,384,641
Total Long-Term Investments — 98 .7%
(Cost: $ 31,392,462,931 ) ............................ 29,410,428,000
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35%
(b) (c)
................. 58,016,650 58,016,650
Total Short-Term Securities — 0 .2%
(Cost: $ 58,016,650 ) ............................... 58,016,650
Total Investments — 98 .9%
(Cost: $ 31,450,479,581 ) ............................ 29,468,444,650
Other Assets Less Liabilities — 1.1% .................... 317,619,871
Net Assets — 100.0% ...............................
$ 29,786,064,521
(a)
Zero-coupon bond.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Treasury Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 187,542,615 $ — $ (129,525,965)
(a)
$ — $ — $ 58,016,650 58,016,650 $ 789,719
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 29,410,428,000 $ — $ 29,410,428,000
Short-Term Securities
Money Market Funds ...................................... 58,016,650 — — 58,016,650
$ 58,016,650 $ 29,410,428,000 $ — $ 29,468,444,650
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities